10-K Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash, cash equivalents and restricted cash	$ 10,090	$ 13,848
Receivables, net	210,157	188,649
Costs and estimated earnings in excess of billings on uncompleted contracts	31,145	22,005
Due from related-party	16,050	8,046
Inventories	323,277	291,445
Prepayments and other current assets	17,848	18,637
Total current assets	608,567	542,630
Noncurrent assets:
Net property, plant and equipment	1,315,213	1,250,310
Goodwill	274,540	276,426
Other intangible assets, net	13,430	16,228
Operating lease right-of-use assets	45,873	50,128
Investments and other	36,696	38,476
Due from related-party, noncurrent	0	7,626
Total noncurrent assets	1,685,752	1,639,194
Total assets	2,294,319	2,181,824
Current liabilities:
Long-term debt - current portion	211	233
Related-party notes payable - current portion	238,000	108,000
Accounts payable	87,370	82,598
Billings in excess of costs and estimated earnings on uncompleted contracts	39,843	32,348
Accrued compensation	29,192	25,731
Due to related-party	20,286	18,465
Current operating lease liabilities	13,210	14,999
Other accrued liabilities	88,778	74,827
Total current liabilities	516,890	357,201
Noncurrent liabilities:
Long-term debt	427	703
Related-party notes payable	446,449	575,457
Deferred income taxes	175,804	168,526
Noncurrent operating lease liabilities	32,663	35,129
Other	93,497	91,964
Total liabilities	1,265,730	1,228,980
Commitments and contingencies
Stockholders' equity:
Common stock, $10 par value; 80,000 shares authorized, issued and outstanding	800	800
Other paid-in capital	549,106	549,714
Retained earnings	494,661	430,446
Parent stock held by subsidiary	(3,626)	(3,626)
Accumulated other comprehensive loss	(12,352)	(24,490)
Total stockholders' equity	1,028,589	952,844
Total liabilities and stockholders' equity	$ 2,294,319	$ 2,181,824